Note 23 - Parenthetical Information Other Amortizing Intangible Assets (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Parenthetical Information Other Amortizing Intangible Assets [Line Items]
Decrease of amortizing other intangible assets, net	€ 330	€ 173
Mainly driven by [Abstract]
Amortization expenses	1,100	1,000
Of which: scheduled consumption of capitalized software	1,100	1,000	€ 1,000
Of which: impairment of current platform software and software under construction	24	30
Of which: Additions to internally generated intangible assets	1,300	1,100	1,000
Of which: Negative exchange rate changes	€ 19	€ 50	42
Increase of amortizing other intangible assets, net			22
Impairment of self-developed software			€ 149